Organization and Principal Activities (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization and Principal Activities [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Amount of additional paid in capital (in Dollars)		$ 9,513
Net loss per share (in Dollars per share)	$ (0.92)	$ (0.19)	$ (0.05)
WFOE [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interests	94.66%
Maximum [Member]
Organization and Principal Activities [Line Items]
Basic			335,164,567
Diluted			240,029,717
Net loss per share (in Dollars per share)			$ 0.05
Minimum [Member]
Organization and Principal Activities [Line Items]
Net loss per share (in Dollars per share)			$ 0.04
Pubco Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Number of shares outstanding	32,715,010
Pubco Class B Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Number of shares outstanding	207,314,707